Offerings	Dec. 18, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, US$0.00005 per share
Maximum Aggregate Offering Price	$ 25,875,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,573.34
Offering Note	Pursuant to Rule 416 under the Securities Act, there are also being registered such indeterminate number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the Ordinary Shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, US$0.00005 per share
Maximum Aggregate Offering Price	$ 6,530,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 901.79
Offering Note	For purposes of calculating the proposed maximum aggregate offering price, we have multiplied 5,880,000 Ordinary Shares representing the number of shares covered by the resale prospectus by an maximum offering of $6.00 per share.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, US$0.00005 per share
Maximum Aggregate Offering Price	$ 28,750,000.00
Amount of Registration Fee	$ 3,970.37